UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-3864
Oppenheimer Balanced Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: September 30
Date of reporting period: 03/31/2010

Item 1. Reports to Stockholders.

*March 31, 2010*

Oppenheimer

# Balanced Fund

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

OppenheimerFunds®
The Right Way to Invest

March 31, 2010 Management Oppenheimer Commentaries Balanced Fund and Semiannual Report M A N A
G E M E N T C O M M E N TA R I E S An Interview with Your Fund’s Managers S E M I A N N U A L R E P O RT Listing of Top Holdings Listing of Investments Financial Statements In the Barron’s/Lipper Best Mutual-Fund Families Survey, based on 2009 performance, OppenheimerFunds was ranked 7 out of 61 mutual fund families. Source: “Best Mutual-Fund Families,” Barron’s, February 1, 2010. See page 2 for specific information on the methodology used to determine the rankings in the Barron’s/Lipper Best Mutual-Fund Families survey. Past performance does not guarantee future results.

TOP HOLDINGS AND ALLOCATIONS
Top Ten Common Stock Industries

Software	8.5%
Oil, Gas & Consumable Fuels	5.1
Media	4.8
Internet Software & Services	4.2
Diversified Financial Services	3.9
Communications Equipment	3.7
Machinery	2.9
Insurance	2.9
Tobacco	2.1
Chemicals	1.9
Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2010, and are based on net assets.
Top Ten Common Stock Holdings

Take-Two Interactive Software, Inc.	4.0%
Jupiter Telecommunications Co. Ltd.	3.0
Google, Inc., Cl. A	2.6
Exxon Mobil Corp.	2.6
Chevron Corp.	2.5
JPMorgan Chase & Co.	2.3
THQ, Inc.	2.2
Everest Re Group Ltd.	2.2
Research in Motion Ltd.	1.9
QUALCOMM, Inc.	1.8
Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2010, and are based on net assets. For more current Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
10 | OPPENHEIMER BALANCED FUND

Portfolio Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2010, and are based on the total market value of investments.
11 | OPPENHEIMER BALANCED FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 4/24/87. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
12 | OPPENHEIMER BALANCED FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
13 | OPPENHEIMER BALANCED FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	October 1, 2009	March 31, 2010	March 31, 2010

Actual
Class A	$1,000.00	$1,060.60	$6.13
Class B	1,000.00	1,055.80	10.97
Class C	1,000.00	1,057.00	10.82
Class N	1,000.00	1,058.50	8.19

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.00	6.01
Class B	1,000.00	1,014.31	10.75
Class C	1,000.00	1,014.46	10.60
Class N	1,000.00	1,017.00	8.03
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by182/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended March 31, 2010 are as follows:

Class	Expense Ratios

Class A	1.19%
Class B	2.13
Class C	2.10
Class N	1.59
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
14 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS March 31, 2010 / Unaudited

	Shares	Value

Common Stocks—53.2%
Consumer Discretionary—4.8%
Media—4.8%
Jupiter Telecommunications Co. Ltd.	14,405	$16,640,710
Liberty Global, Inc., Series A1	178,357	5,200,890
Liberty Global, Inc., Series C1	173,219	5,004,297

		26,845,897

Consumer Staples—6.1%
Beverages—0.4%
Molson Coors Brewing Co., Cl. B, Non-Vtg.	48,100	2,023,086
Food & Staples Retailing—1.8%
CVS Caremark Corp.	96,000	3,509,760
Kroger Co. (The)	195,000	4,223,700
Walgreen Co.	67,400	2,499,866

		10,233,326

Food Products—1.8%
Nestle SA	195,350	10,004,647
Tobacco—2.1%
Altria Group, Inc.	181,800	3,730,536
Lorillard, Inc.	110,980	8,350,135

		12,080,671

Energy—5.1%
Oil, Gas & Consumable Fuels—5.1%
Chevron Corp.	188,300	14,278,789
Exxon Mobil Corp.	213,980	14,332,380

		28,611,169

Financials—7.9%
Capital Markets—1.1%
Goldman Sachs Group, Inc. (The)	18,200	3,105,466
Morgan Stanley	100,800	2,952,432

		6,057,898

Diversified Financial Services—3.9%
Bank of America Corp.	512,600	9,149,910
JPMorgan Chase & Co.	289,200	12,941,700

		22,091,610
F1 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Insurance—2.9%
Assurant, Inc.	112,900	$3,881,502
Everest Re Group Ltd.	153,360	12,411,425

		16,292,927
Health Care—5.0%
Biotechnology—1.2%
Amgen, Inc.[1]	50,900	3,041,784
Genzyme Corp. (General Division)[1]	41,100	2,130,213
Vanda Pharmaceuticals, Inc.[1]	141,110	1,628,409

		6,800,406

Health Care Equipment & Supplies—0.9%
Covidien plc	101,700	5,113,476
Health Care Providers & Services—1.2%
Aetna, Inc.	189,610	6,657,207
Pharmaceuticals—1.7%
Merck & Co., Inc.	184,477	6,890,216
Pfizer, Inc.	148,735	2,550,805

		9,441,021

Industrials—4.6%
Aerospace & Defense—0.1%
AerCap Holdings NV1	19,600	225,792

Electrical Equipment—0.5%
General Cable Corp.[1]	109,900	2,967,300
Industrial Conglomerates—0.6%
Tyco International Ltd.	89,800	3,434,850
Machinery—2.9%
Joy Global, Inc.	128,570	7,277,062
Navistar International Corp.[1]	201,990	9,035,013

		16,312,075

Trading Companies & Distributors—0.5%
Aircastle Ltd.	272,500	2,580,575
Information Technology—17.3%
Communications Equipment—3.7%
Nortel Networks Corp.[1]	1,478	72
Orbcomm, Inc.[1]	291	626
QUALCOMM, Inc.	246,830	10,364,392
Research in Motion Ltd.[1]	142,980	10,573,371

		20,938,461
F2 | OPPENHEIMER BALANCED FUND

	Shares	Value

Computers & Peripherals—0.9%
Dell, Inc.[1]	319,800	$4,800,198
Internet Software & Services—4.2%
eBay, Inc.[1]	327,800	8,834,210
Google, Inc., Cl. A1	26,090	14,793,291

		23,627,501

Software—8.5%
Oracle Corp.	280,300	7,200,907
Synopsys, Inc.[1]	255,320	5,711,508
Take-Two Interactive Software, Inc.[1]	2,281,547	22,473,238
THQ, Inc.[1]	1,781,530	12,488,525

		47,874,178

Materials—1.9%
Chemicals—1.9%
Celanese Corp., Series A	61,250	1,950,813
Potash Corp. of Saskatchewan, Inc.	70,400	8,402,240

		10,353,053

Utilities—0.5%
Electric Utilities—0.5%
Edison International, Inc.	88,000	3,006,960

Total Common Stocks (Cost $274,157,162)		298,374,284

Preferred Stocks—2.4%
Mylan, Inc., 6.50% Cv., Non-Vtg. (Cost $6,286,601)	9,900	13,464,000

	Principal
	Amount

Asset-Backed Securities—4.7%
Ally Master Owner Trust 2010-1, Asset-Backed Certificates, Series 2010-1, Cl. A, 1.98%, 1/15/13[2,3]	$540,000	543,089
AmeriCredit Prime Automobile Receivables Trust 2010-1, Automobile Receivables Nts., Series 2010-1, Cl. A2, 0.98%, 1/15/13	235,000	235,079
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates, Series 2004-W8, Cl. A2, 0.726%, 5/25/34[2]	707,799	589,733
Bank of America Auto Trust, Automobile Asset-Backed Certificates, Series 2009-2A, Cl. A4, 3.03%, 10/15/16[3]	1,740,000	1,791,617
Bank of America Credit Card Trust, Credit Card Asset-Backed Certificates, Series 2006-A16, Cl. A16, 4.72%, 5/15/13	565,000	581,013
Bayview Financial Mortgage Pass-Through Trust 2006-A, Mtg. Pass-Through Certificates, Series 2006-A, Cl. 2A4, 0.547%, 2/28/41[2]	710,661	564,885
F3 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Asset-Backed Securities Continued
Capital One Multi-Asset Execution Trust, Credit Card Asset-Backed Certificates, Series 2009-A2, Cl. A2, 3.20%, 6/15/11	$630,000	$646,400
Centre Point Funding LLC, Asset-Backed Nts., Series 2010-1A, Cl. 1, 5.43%, 7/20/15[3]	180,000	180,711
Chase Issuance Trust, Credit Card Asset-Backed Certificates, Series 2007-A15, Cl. A, 4.96%, 9/17/12	1,460,000	1,489,927
Chrysler Financial Lease Trust, Asset-Backed Nts., Series 2010-A, Cl. A2, 1.78%, 6/15/11[3]	590,000	589,705
CIT Equipment Collateral, Asset-Backed Certificates, Series 2009-VT1, Cl. A2, 2.20%, 10/15/10[3]	505,457	507,103
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series 2003-C4, Cl. C4, 5%, 6/10/15	310,000	316,248
CNH Equipment Trust, Asset-Backed Certificates:
Series 2009-B, Cl. A3, 2.97%, 3/15/13	753,774	764,063
Series 2010-A, Cl. A2, 0.81%, 3/25/15	680,000	680,000
Countrywide Home Loans, Asset-Backed Certificates:
Series 2002-4, Cl. A1, 0.986%, 2/25/33[2]	31,485	25,427
Series 2005-16, Cl. 2AF2, 5.382%, 5/1/36[2]	1,467,045	1,101,621
Series 2005-17, Cl. 1AF2, 5.363%, 5/1/36[2]	306,634	250,802
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed Certificates, Series 2006-25, Cl. 2A2, 0.366%, 6/25/47[2]	920,000	755,923
DT Auto Owner Trust, Automobile Receivables Nts., Series 2009-1, Cl. A1, 2.98%, 10/15/15	484,680	486,865
Ellington Loan Acquisition Trust 2007-1, Mtg. Pass-Through Certificates, Series 2007-1, Cl. A2A2, 1.046%, 5/27/37[2,3]	793,845	687,946
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through Certificates, Series 2006-FF10, Cl. A3, 0.336%, 7/25/36[2]	671,941	645,053
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through Certificates, Series 2006-FF9, Cl. 2A2, 0.356%, 7/7/36[2]	253,517	223,210
Ford Credit Auto Lease Trust, Automobile Receivable Nts., Series 2010-A, Cl. A, 1.04%, 3/15/13[3]	500,000	500,152
Ford Credit Auto Owner Trust, Automobile Receivables Nts.:
Series 2009-B, Cl. A2, 2.10%, 11/15/11	148,832	149,459
Series 2009-E, Cl. A2, 0.80%, 3/15/12	1,125,000	1,126,215
Ford Credit Floorplan Master Owner Trust 2009-2, Asset-Backed Nts., Series 2009-2, Cl. A, 1.78%, 9/15/12[2]	550,000	551,710
Ford Credit Floorplan Master Owner Trust 2010-1, Asset-Backed Nts., Series 2010-1, Cl. A, 1.88%, 12/15/14[2]	560,000	562,967
Harley-Davidson Motorcycle Trust 2009-2, Motorcycle Contract-Backed Nts., Series 2009-2, Cl. A2, 2%, 7/15/12	1,360,416	1,367,779
Honda Auto Receivables 2009-3 Owner Trust, Automobile Asset-Backed Nts., Series 2009-3, Cl. A2, 1.50%, 8/15/11	650,000	652,462
HSBC Credit Card Master Note Trust (USA) I, Asset-Backed Securities, Series 2007-1, Cl. A, 0.282%, 4/15/13[2]	595,000	593,955
F4 | OPPENHEIMER BALANCED FUND

	Principal
	Amount	Value

Asset-Backed Securities Continued
HSBC Home Equity Loan Trust 2005-3, Closed-End Home Equity Loan Asset-Backed Certificates, Series 2005-3, Cl. A1, 0.50%, 1/20/35[2]	$447,118	$396,343
HSBC Home Equity Loan Trust 2006-4, Closed-End Home Equity Loan Asset-Backed Certificates, Series 2006-4, Cl. A2V, 0.35%, 3/20/36[2]	271,657	268,501
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates, Series 2001-1A, Cl. A1, 8.33%, 4/25/31[3]	73,331	73,477
MBNA Credit Card Master Note Trust, Credit Card Receivables:
Series 2003-C7, Cl. C7, 1.58%, 3/15/16[2]	575,000	552,984
Series 2005-A6, Cl. A6, 4.50%, 1/15/13	1,450,000	1,471,222
Merrill Auto Trust Securitization 2007-1, Asset-Backed Nts., Series 2007-1, Cl. A4, 0.29%, 12/15/13[2]	645,000	641,110
Morgan Stanley Structured Trust I 2001-1, Asset-Backed Certificates, Series 2004-1, Cl. A1, 0.326%, 6/25/37[2]	598,368	550,950
Navistar Financial Dealer Note Master Owner Trust, Asset-Backed Nts., Series 2010-1, Cl. A, 1.878%, 1/26/15[2,3]	900,000	900,443
Nissan Master Owner Trust, Automobile Receivables Nts., Series 2010-AA, Cl. A, 1.38%, 1/15/13[2,3]	540,000	541,910
Option One Mortgage Loan Trust 2006-2, Asset-Backed Certificates, Series 2006-2, Cl. 2A2, 0.346%, 7/1/36[2]	1,196,181	730,619
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed Pass-Through Certificates, Series 2006-KS7, Cl. A2, 0.346%, 9/25/36[2]	485,011	469,315
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates, Series 2006-BNC3, Cl. A2, 0.286%, 9/25/36[2]	38,168	37,975
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, Home Equity Asset-Backed Certificates, Series 2006-2, Cl. A2, 0.346%, 7/25/36[2]	38,185	38,018
World Financial Network Credit Card Master Note Trust, Credit Card Receivables, Series 2009-C, Cl. A, 2.36%, 5/15/14	545,000	546,918

Total Asset-Backed Securities (Cost $27,705,228)		26,380,904

Mortgage-Backed Obligations—28.2%
Government Agency—23.9%
FHLMC/FNMA/FHLB/Sponsored—23.0%
Federal Home Loan Bank, Mtg.-Backed Obligations, Series 5G-2012, Cl. 1, 4.97%, 2/24/12	1,650,737	1,729,819
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/18	124,762	131,372
5%, 8/15/33[4]	355,457	369,537
5.50%, 9/1/39	2,141,736	2,264,249
6%, 7/15/24	129,607	140,046
7%, 10/1/37	2,606,237	2,897,565
8%, 4/1/16	23,864	26,179
9%, 8/1/22-5/1/25	7,683	8,648
F5 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security, Series 2639, Cl. SA, 6.87%, 7/15/22[5]	$1,085,785	$115,264
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21	20,697	22,983
Series 2006-11, Cl. PS, 23.664%, 3/25/36[2]	516,104	647,800
Series 2034, Cl. Z, 6.50%, 2/15/28	252,040	277,331
Series 2053, Cl. Z, 6.50%, 4/15/28[4]	232,136	254,115
Series 2426, Cl. BG, 6%, 3/15/17	1,213,280	1,309,507
Series 2427, Cl. ZM, 6.50%, 3/15/32	1,293,477	1,413,549
Series 2626, Cl. TB, 5%, 6/1/33	1,365,000	1,468,390
Series 2638, Cl. KG, 4%, 11/1/27	2,200,000	2,259,610
Series 2648, Cl. JE, 3%, 2/1/30	1,236,939	1,252,503
Series 2663, Cl. BA, 4%, 8/1/16	1,514,916	1,559,343
Series 2676, Cl. KB, 5%, 2/1/20	527,934	543,365
Series 2686, Cl. CD, 4.50%, 2/1/17	957,664	987,914
Series 2907, Cl. GC, 5%, 6/1/27	406,230	421,104
Series 2911, Cl. CU, 5%, 2/1/28	1,002,990	1,042,994
Series 2929, Cl. PC, 5%, 1/1/28	400,207	414,968
Series 2952, Cl. GJ, 4.50%, 12/1/28	253,850	260,546
Series 3019, Cl. MD, 4.75%, 1/1/31	966,925	1,007,250
Series 3025, Cl. SJ, 23.907%, 8/15/35[2]	106,114	131,556
Series 3033, Cl. UD, 5.50%, 10/1/30	1,050,000	1,107,504
Series 3061, Cl. MB, 5.50%, 5/1/30	420,000	444,390
Series 3157, Cl. MC, 5.50%, 2/1/26	1,281,835	1,295,679
Series 3242, Cl. QA, 5.50%, 3/1/30	503,219	525,524
Series 3279, Cl. PH, 6%, 2/1/27	1,480,000	1,500,519
Series 3291, Cl. NA, 5.50%, 10/1/27	626,691	639,867
Series 3306, Cl. PA, 5.50%, 10/1/27[4]	421,156	433,623
Series R001, Cl. AE, 4.375%, 4/1/15	288,698	296,057
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 183, Cl. IO, 12.211%, 4/1/27[5]	341,089	88,267
Series 192, Cl. IO, 9.602%, 2/1/28[5]	100,811	20,663
Series 2130, Cl. SC, 51.426%, 3/15/29[5]	276,164	52,918
Series 224, Cl. IO, 0.777%, 3/1/33[5]	656,836	137,953
Series 243, Cl. 6, 2.092%, 12/15/32[5]	420,212	76,686
Series 2527, Cl. SG, 22.478%, 2/15/32[5]	207,949	10,188
Series 2531, Cl. ST, 44.66%, 2/15/30[5]	285,607	15,835
Series 2796, Cl. SD, 66.506%, 7/15/26[5]	407,053	76,393
Series 2802, Cl. AS, 99.999%, 4/15/33[5]	550,061	53,459
Series 2920, Cl. S, 70.937%, 1/15/35[5]	2,258,211	294,012
Series 3000, Cl. SE, 99.999%, 7/15/25[5]	2,134,183	227,042
Series 3045, Cl. DI, 37.531%, 10/15/35[5]	3,341,868	419,887
Series 3110, Cl. SL, 99.999%, 2/15/26[5]	376,371	38,404
Series 3146, Cl. SA, 55.065%, 4/15/36[5]	3,072,962	361,870
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security, Series 176, Cl. PO, 4.59%, 6/1/26[6]	88,665	73,457
F6 | OPPENHEIMER BALANCED FUND

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn.:
4.50%, 4/1/25-4/1/40[7]	$13,033,000	$13,178,038
5%, 4/1/25-6/1/40[7]	14,147,000	14,583,544
5.50%, 4/1/25-4/1/40[7]	17,988,000	18,973,298
6%, 9/25/19-3/1/37	3,265,922	3,492,532
6%, 4/1/25-4/1/40[7]	18,164,000	19,432,188
6.50%, 4/1/40[7]	3,949,000	4,280,345
7%, 11/1/17	487,102	522,129
7.50%, 1/1/33	297,518	336,731
8.50%, 7/1/32	19,937	22,577
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Trust 1996-35, Cl. Z, 7%, 7/25/26	124,109	137,612
Trust 1998-61, Cl. PL, 6%, 11/25/28	383,528	417,002
Trust 2001-44, Cl. QC, 6%, 9/25/16	955,253	1,027,590
Trust 2003-130, Cl. CS, 13.608%, 12/25/33[2]	716,696	756,097
Trust 2004-101, Cl. BG, 5%, 1/25/20	2,400,000	2,563,252
Trust 2004-81, Cl. KC, 4.50%, 4/1/17	1,514,670	1,558,026
Trust 2005-104, Cl. MC, 5.50%, 12/25/25	1,550,000	1,663,159
Trust 2005-12, Cl. JC, 5%, 6/1/28	931,778	969,765
Trust 2005-22, Cl. EC, 5%, 10/1/28	397,503	414,162
Trust 2005-30, Cl. CU, 5%, 4/1/29	420,555	439,774
Trust 2005-57, Cl. PA, 5.50%, 5/1/27	304,810	307,270
Trust 2005-69, Cl. LE, 5.50%, 11/1/33	1,185,996	1,263,464
Trust 2005-71, Cl. DB, 4.50%, 8/25/25	160,000	166,597
Trust 2006-46, Cl. SW, 23.297%, 6/25/36[2]	409,669	503,924
Trust 2006-57, Cl. PA, 5.50%, 8/25/27	699,988	718,549
Trust 2009-37, Cl. HA, 4%, 4/1/19	1,861,158	1,940,609
Trust 2009-70, Cl. PA, 5%, 8/1/35	1,823,143	1,948,298
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-63, Cl. SD, 43.426%, 12/18/31[5]	12,903	2,366
Trust 2001-65, Cl. S, 48.213%, 11/25/31[4,5]	978,730	166,858
Trust 2001-68, Cl. SC, 49.358%, 11/25/31[5]	8,835	1,394
Trust 2001-81, Cl. S, 38.505%, 1/25/32[5]	224,665	36,818
Trust 2002-38, Cl. SO, 59.307%, 4/25/32[5]	404,346	57,032
Trust 2002-47, Cl. NS, 35.707%, 4/25/32[5]	451,678	71,948
Trust 2002-51, Cl. S, 36.027%, 8/25/32[5]	414,741	69,360
Trust 2002-52, Cl. SD, 42.147%, 9/25/32[5]	498,050	80,494
Trust 2002-7, Cl. SK, 51.074%, 1/25/32[5]	17,616	2,616
Trust 2002-77, Cl. BS, 42.526%, 12/18/32[5]	32,532	5,093
Trust 2002-77, Cl. IS, 52.124%, 12/18/32[5]	688,886	88,584
Trust 2002-77, Cl. SH, 45.52%, 12/18/32[5]	303,943	44,541
Trust 2002-9, Cl. MS, 36.229%, 3/25/32[5]	310,650	42,764
Trust 2002-90, Cl. SN, 51.845%, 8/25/32[5]	27,582	3,874
Trust 2002-90, Cl. SY, 53.836%, 9/25/32[5]	13,229	1,855
Trust 2003-33, Cl. SP, 55.498%, 5/25/33[5]	1,087,302	151,579
Trust 2003-4, Cl. S, 48.156%, 2/25/33[5]	579,000	80,959
Trust 2003-46, Cl. IH, 0.631%, 6/1/33[5]	3,684,202	549,793
F7 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: Continued
Trust 2003-89, Cl. XS, 69.518%, 11/25/32[5]	$567,113	$44,369
Trust 2004-54, Cl. DS, 52.027%, 11/25/30[5]	445,643	69,881
Trust 2005-14, Cl. SE, 44.109%, 3/25/35[5]	592,221	54,458
Trust 2005-40, Cl. SA, 72.684%, 5/25/35[5]	1,330,618	183,586
Trust 2005-6, Cl. SE, 87.467%, 2/25/35[5]	1,818,687	236,615
Trust 2005-71, Cl. SA, 74.29%, 8/25/25[5]	1,425,090	169,423
Trust 2005-87, Cl. SE, 48.08%, 10/25/35[5]	2,669,301	244,087
Trust 2005-87, Cl. SG, 39.229%, 10/25/35[5]	202,892	21,625
Trust 2006-60, Cl. DI, 41.955%, 4/25/35[5]	387,105	49,296
Trust 2007-88, Cl. XI, 24.889%, 6/25/37[5]	8,439,612	780,331
Trust 214, Cl. 2, 28.721%, 3/1/23[5]	575,135	119,377
Trust 222, Cl. 2, 17.412%, 6/1/23[5]	747,802	135,611
Trust 247, Cl. 2, 23.968%, 10/1/23[5]	154,843	32,733
Trust 252, Cl. 2, 24.491%, 11/1/23[5]	592,506	127,286
Trust 319, Cl. 2, 5.357%, 2/1/32[5]	222,682	40,531
Trust 320, Cl. 2, 8.845%, 4/1/32[5]	973,643	235,006
Trust 331, Cl. 9, 15.801%, 2/1/33[5]	78,566	15,498
Trust 334, Cl. 17, 22.723%, 2/1/33[5]	378,702	54,326
Trust 339, Cl. 12, 2.099%, 7/1/33[5]	813,329	150,810
Trust 339, Cl. 7, 0.144%, 7/1/33[5]	1,580,533	283,781
Trust 343, Cl. 13, 10.068%, 9/1/33[5]	720,126	127,380
Trust 343, Cl. 18, 7.266%, 5/1/34[5]	120,104	21,492
Trust 345, Cl. 9, 2.883%, 1/1/34[5]	1,117,122	217,117
Trust 351, Cl. 10, 6.835%, 4/1/34[5]	203,081	41,770
Trust 351, Cl. 8, 5.937%, 4/1/34[5]	411,835	74,361
Trust 356, Cl. 10, 3.763%, 6/1/35[5]	352,604	65,763
Trust 356, Cl. 12, 2.109%, 2/1/35[5]	178,106	37,150
Trust 362, Cl. 12, 4.20%, 8/1/35[5]	3,376,057	587,674
Trust 362, Cl. 13, 4.23%, 8/1/35[5]	1,855,852	324,378
Trust 364, Cl. 16, 4.396%, 9/1/35[5]	835,441	106,803
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security, Trust 1993-184, Cl. M, 5.097%, 9/25/23[6]	284,436	245,893

		129,120,575
GNMA/Guaranteed—0.9%
Government National Mortgage Assn.:
4.375%, 4/8/26[2]	15,017	15,541
4.50%, 4/1/40[7]	3,970,000	4,017,763
7%, 1/29/24-4/29/26	128,477	144,011
7.50%, 5/29/27	503,353	568,964
8%, 5/30/17	18,738	20,945
8.50%, 8/1/17-12/15/17	11,406	12,533
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 82.04%, 1/16/27[5]	568,561	89,910
Series 2002-15, Cl. SM, 71.519%, 2/16/32[5]	460,011	66,170
Series 2002-76, Cl. SY, 76.826%, 12/16/26[5]	1,196,970	205,303
F8 | OPPENHEIMER BALANCED FUND

	Principal
	Amount	Value

GNMA/Guaranteed Continued
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: Continued
Series 2004-11, Cl. SM, 59.533%, 1/17/30[5]	$389,333	$71,095

		5,212,235
Non-Agency—4.3%
Commercial—2.7%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates:
Series 2006-1, Cl. AM, 5.421%, 9/1/45	2,885,000	2,531,920
Series 2007-1, Cl. A4, 5.451%, 1/1/17	790,000	776,174
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18, Commercial Mtg. Pass-Through Certificates, Series PW18, Cl. A2, 5.613%, 6/1/50	1,050,000	1,092,833
Citigroup Commercial Mortgage Trust 2008-C7, Commercial Mtg. Pass-Through Certificates, Series 2008-C7, Cl. AM, 6.095%, 12/1/49[2]	1,700,000	1,353,707
Deutsche Alt-B Securities, Inc., Mtg. Pass-Through Certificates, Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36	654,253	349,112
First Horizon Alternative Mortgage Securities Trust 2004-FA2, Mtg. Pass-Through Certificates, Series 2004-FA2, Cl. 3A1, 6%, 1/25/35	602,488	562,620
First Horizon Alternative Mortgage Securities Trust 2007-FA2, Mtg. Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37	571,712	401,033
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39	187,600	189,351
Series 2005-C4, Cl. AM, 5.332%, 11/1/45[2]	790,000	721,152
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations,
Series 2001-LIBA, Cl. B, 6.733%, 2/10/16[3]	350,000	367,356
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates:
Series 2005-LDP4, Cl. AM, 4.999%, 10/1/42	1,000,000	937,333
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49	555,000	552,237
Series 2007-LDP10, Cl. A3S, 5.317%, 4/1/13	700,000	689,451
Series 2007-LD11, Cl. A2, 5.803%, 6/15/49[2]	715,000	739,945
JPMorgan Mortgage Trust 2007-S3, Mtg. Pass-Through Certificates, Series 2007-S3, Cl. 1A90, 7%, 7/1/37	956,160	755,542
Mastr Adjustable Rate Mortgages Trust 2004-13, Mtg. Pass-Through Certificates, Series 2004-13, Cl. 2 A2, 3%, 4/1/34[2]	553,589	536,473
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34	1,007,739	870,010
Morgan Stanley Resecuritization Trust, Automobile Receivable Nts., Series 2010-F, Cl. A, 0.48%, 6/17/11[2,3]	490,000	482,954
Wachovia Bank Commercial Mortgage Trust 2007-C34, Commercial Mtg. Pass-Through Certificates, Series 2007-C34, Cl. A3, 5.678%, 7/1/17	585,000	564,309
Wells Fargo Mortgage-Backed Securities 2005-AR1 Trust, Mtg. Pass-Through Certificates, Series 2005-AR1, Cl. 1A1, 2.871%, 2/1/35[2]	422,373	381,568

		14,855,080
F9 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Manufactured Housing—0.1%
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through Certificates, Series 2006-AR2, Cl. 2A5, 4.965%, 3/25/36[2]	$635,539	$527,380
Multifamily—0.5%
GE Capital Commercial Mortgage Corp., Commercial Mtg. Pass-Through Certificates, Series 2001-3, Cl. A2, 6.07%, 6/1/38	730,000	768,600
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg. Pass-Through Certificates, Series 2006-AR10, Cl. 5A1, 5.497%, 7/1/36[2]	801,225	633,795
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg. Pass-Through Certificates, Series 2006-AR6, Cl. 3A1, 5.059%, 3/25/36[2]	1,553,449	1,325,955

		2,728,350

Other—0.1%
Greenwich Capital Commercial Mortgage 2007-GG9, Commercial Mtg. Pass-Through Certificates, Series 2007-GG9, Cl. A4, 5.444%, 3/1/39	710,000	691,758
Residential—0.9%
Banc of America Mortgage Securities, Inc., Mtg. Pass-Through Certificates, Series 2004-E, Cl. 2A6, 4.14%, 6/1/34[2]	475,000	435,610
CHL Mortgage Pass-Through Trust 2006-6, Mtg. Pass-Through Certificates, Series 2006-6, Cl. A3, 6%, 4/1/36	804,863	706,178
Countrywide Alternative Loan Trust 2005-29CB, Mtg. Pass-Through Certificates, Series 2005-29CB, Cl. A4, 5%, 7/1/35	2,176,829	1,641,881
GSR Mortgage Loan Trust 2006-5F, Mtg. Pass-Through Certificates, Series 2006-5F, Cl. 2A1, 6%, 6/1/36	812,950	720,894
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2003-QS1, Cl. A2, 5.75%, 1/25/33	320,329	320,403
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36	169,940	159,530
Structured Adjustable Rate Mortgage Loan Trust, Mtg. Pass-Through Certificates, Series 2004-5, Cl. 3 A1, 2.915%, 5/1/34[2]	854,950	772,345
Wells Fargo Mortgage-Backed Securities 2004-R Trust, Mtg. Pass-Through Certificates, Series 2004-R, Cl. 2A1, 2.999%, 9/1/34[2]	244,221	238,038

		4,994,879

Total Mortgage-Backed Obligations (Cost $156,025,472)		158,130,257

U.S. Government Obligations—0.5%
Federal Home Loan Mortgage Corp. Nts.:
2.50%, 4/23/14	290,000	292,647
2.875%, 2/9/15	1,305,000	1,314,494
Federal National Mortgage Assn. Nts.:
2.625%, 11/20/14	1,120,000	1,121,287
3%, 9/16/14	170,000	173,307

Total U.S. Government Obligations (Cost $2,896,273)		2,901,735
F10 | OPPENHEIMER BALANCED FUND

	Principal
	Amount	Value

Non-Convertible Corporate Bonds and Notes—14.1%
Consumer Discretionary—2.0%
Auto Components—0.1%
Lear Corp., 8.125% Sr. Unsec. Nts., 3/15/20	$550,000	$561,688
Automobiles—0.3%
Daimler Finance North America LLC, 6.50% Sr. Unsec. Unsub. Nts., 11/15/13	520,000	576,960
Ford Motor Credit Co. LLC, 9.75% Sr. Unsec. Nts., 9/15/10	1,025,000	1,049,690

		1,626,650

Diversified Consumer Services—0.1%
Service Corp. International, 6.75% Sr. Unsec. Nts., 4/1/15	535,000	535,000
Hotels, Restaurants & Leisure—0.1%
Hyatt Hotels Corp., 5.75% Sr. Unsec. Unsub. Nts., 8/15/15[3]	538,000	549,602
Household Durables—0.2%
Fortune Brands, Inc., 6.375% Sr. Unsec. Unsub. Nts., 6/15/14	800,000	876,315
Leisure Equipment & Products—0.1%
Mattel, Inc., 6.125% Sr. Unsec. Nts., 6/15/11	505,000	529,590
Media—0.9%
CBS Corp., 8.875% Sr. Unsec. Nts., 5/15/19	495,000	598,936
Comcast Cable Communications Holdings, Inc., 9.455% Sr. Unsec. Nts., 11/15/22	330,000	441,830
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 7.625% Sr. Unsec. Unsub. Nts., 5/15/16	965,000	1,082,136
DISH DBS Corp., 7.875% Sr. Unsec. Nts., 9/1/19	460,000	480,700
Grupo Televisa SA, 6.625% Sr. Unsec. Bonds, 1/15/40	447,000	448,598
Lamar Media Corp., 9.75% Sr. Unsec. Nts., 4/1/14	485,000	532,288
Time Warner Cos., Inc., 9.125% Debs., 1/15/13	370,000	432,503
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33	290,000	350,263
Viacom, Inc., 7.875% Sr. Unsec. Debs., 7/30/30	315,000	348,060
Virgin Media Secured Finance plc, 6.50% Sr. Sec. Nts., 1/15/18[3]	540,000	544,050

		5,259,364

Specialty Retail—0.2%
Home Depot, Inc. (The), 5.875% Sr. Unsec. Unsub. Nts., 12/16/36	470,000	457,609
Staples, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/1/11	770,000	817,213

		1,274,822

Consumer Staples—0.7%
Beverages—0.2%
Anheuser-Busch InBev Worldwide, Inc., 7.75% Sr. Unsec.
Unsub. Nts., 1/15/19[3]	585,000	696,933
Constellation Brands, Inc., 8.375% Sr. Nts., 12/15/14	495,000	537,694

		1,234,627
F11 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Food & Staples Retailing—0.1%
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31	$210,000	$267,854
Food Products—0.2%
Bunge Ltd. Finance Corp.:
5.35% Sr. Unsec. Unsub. Nts., 4/15/14	55,000	57,461
8.50% Sr. Unsec. Nts., 6/15/19	390,000	454,126
Kraft Foods, Inc., 6.50% Sr. Unsec. Unsub. Nts., 2/9/40	450,000	467,890
Sara Lee Corp., 6.25% Sr. Unsec. Unsub. Nts., 9/15/11	360,000	382,664

		1,362,141

Tobacco—0.2%
Altria Group, Inc., 9.70% Sr. Unsec. Nts., 11/10/18	905,000	1,114,516
Energy—1.7%
Energy Equipment & Services—0.2%
Pride International, Inc., 8.50% Sr. Nts., 6/15/19	620,000	703,700
Weatherford International Ltd., 6.50% Sr. Unsec. Bonds, 8/1/36	370,000	368,799
Weatherford International, Inc., 6.625% Sr. Unsec. Unsub. Nts., Series B, 11/15/11	94,000	100,638

		1,173,137

Oil, Gas & Consumable Fuels—1.5%
Anadarko Petroleum Corp., 6.45% Sr. Unsec. Nts., 9/15/36	450,000	460,077
DCP Midstream LLC:
5.35% Sr. Unsec. Nts., 3/18/20[3]	185,000	185,729
9.75% Sr. Unsec. Unsub. Nts., 3/15/19[3]	209,000	268,359
Duke Energy Field Services LLC, 7.875% Unsec. Nts., 8/16/10	485,000	497,503
El Paso Corp., 8.25% Sr. Unsec. Nts., 2/15/16	550,000	589,875
Energy Transfer Partners LP, 7.50% Sr. Unsec. Unsub. Bonds, 7/1/38	445,000	499,952
Enterprise Products Operating LLP, 7.50% Sr. Unsec. Unsub. Nts., 2/1/11	430,000	450,188
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec. Nts., 6/1/13	980,000	1,048,842
Kerr-McGee Corp., 6.875% Sr. Unsec. Unsub. Nts., 9/15/11	390,000	420,333
Nexen, Inc., 6.40% Sr. Unsec. Unsub. Bonds, 5/15/37	520,000	525,861
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13	515,000	523,369
Pipeline Funding Co. LLC, 7.50% Sr. Sec. Nts., 1/15/30[3]	372,000	356,161
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.50% Sr. Sec. Nts., 9/30/14[3]	305,000	328,856
Rockies Express Pipeline LLC:
3.90% Sr. Unsec. Unsub. Nts., 4/15/15[3]	455,000	449,245
5.625% Sr. Unsec. Unsub. Nts., 4/15/20[3]	365,000	360,028
Williams Cos., Inc. Credit Linked Certificate Trust V (The),
6.375% Sr. Unsec. Nts., 10/1/10[3]	390,000	397,256
Williams Partners LP/Williams Partners Finance Corp.,
7.25% Sr. Unsec. Nts., 2/1/17	592,000	676,374
Woodside Finance Ltd., 4.50% Nts., 11/10/14[3]	460,000	471,745

		8,509,753
F12 | OPPENHEIMER BALANCED FUND

	Principal
	Amount	Value

Financials—4.3%
Capital Markets—0.4%
Blackstone Holdings Finance Co. LLC, 6.625% Sr. Unsec. Nts., 8/15/19[3]	$820,000	$826,729
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34	570,000	527,862
Morgan Stanley:
5.55% Sr. Unsec. Unsub. Nts., Series F, 4/27/17	200,000	204,735
7.30% Sr. Unsec. Nts., 5/13/19	268,000	296,588
Nomura Holdings, Inc., 6.70% Sr. Unsec. Nts., 3/4/20	545,000	566,632

		2,422,546

Commercial Banks—1.1%
Barclays Bank plc, 6.278% Perpetual Bonds[8]	1,210,000	980,100
City National Capital Trust I, 9.625% Jr. Sub. Bonds, 2/1/40	560,000	623,820
Comerica Capital Trust II, 6.576% Bonds, 2/20/37[2]	645,000	572,438
Fifth Third Bancorp:
5.45% Unsec. Sub. Nts., 1/15/17	335,000	331,540
8.25% Sub. Nts., 3/1/38	269,000	283,445
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35[2]	850,000	760,750
Royal Bank of Scotland Group plc, 6.40% Sr. Unsec. Unsub. Nts., 10/21/19	955,000	956,448
Wells Fargo & Co., 7.98% Jr. Sub. Perpetual Bonds, Series K8	1,710,000	1,795,500

		6,304,041

Consumer Finance—0.3%
Capital One Capital V, 10.25% Cum. Jr. Unsec. Sub. Nts., 8/15/39	785,000	932,416
SLM Corp., 8% Sr. Nts., 3/25/20	548,000	534,518

		1,466,934

Diversified Financial Services—0.9%
Citigroup, Inc.:
6% Sr. Unsec. Nts., 8/15/17	990,000	1,013,810
8.125% Sr. Unsec. Nts., 7/15/39	870,000	1,007,397
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1[8]	1,820,000	1,946,861
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38	1,189,000	1,321,975

		5,290,043

Insurance—1.3%
AXA SA, 6.379% Sub. Perpetual Bonds[3,8]	770,000	677,600
Genworth Financial, Inc., 8.625% Sr. Unsec. Unsub. Nts., 12/15/16	900,000	982,890
Hartford Financial Services Group, Inc. (The), 6% Sr. Unsec. Nts., 1/15/19	400,000	410,319
Irish Life & Permanent Group Holdings plc, 3.60% Sr. Unsec. Unsub. Nts., 1/14/13[3]	1,105,000	1,103,309
Lincoln National Corp.:
6.05% Jr. Unsec. Sub. Bonds, 4/20/67	430,000	362,275
F13 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Insurance Continued
Lincoln National Corp.: Continued
7% Jr. Sub. Bonds, 5/17/66[2]	$695,000	$639,400
Marsh & McLennan Cos., Inc., 5.15% Sr. Unsec. Nts., 9/15/10	521,000	530,030
Principal Life Global Funding I, 4.40% Sr. Sec. Nts., 10/1/10[3]	515,000	522,537
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23[3]	400,000	461,773
Swiss Re Capital I LP, 6.854% Perpetual Bonds[3,8]	1,060,000	968,057
ZFS Finance USA Trust IV, 5.875% Sub. Bonds, 5/9/32[3]	604,000	569,518

		7,227,708

Real Estate Investment Trusts—0.3%
AvalonBay Communities, Inc., 6.625% Sr. Unsec. Unsub. Nts., 9/15/11	225,000	240,785
Digital Realty Trust LP, 5.875% Unsec. Unsub. Bonds, 2/1/20[3]	550,000	538,795
Mack-Cali Realty LP, 5.25% Sr. Unsec. Unsub. Nts., 1/15/12	208,000	216,763
ProLogis, 7.625% Sr. Unsec. Nts., 8/15/14	460,000	503,428

		1,499,771

Health Care—0.6%
Health Care Providers & Services—0.2%
HCA, Inc., 8.50% Sr. Sec. Nts., 4/15/19[3]	505,000	545,716
WellPoint, Inc., 5% Sr. Unsec. Unsub. Nts., 1/15/11	485,000	499,330

		1,045,046

Life Sciences Tools & Services—0.3%
Fisher Scientific International, Inc., 6.125% Sr. Unsec. Sub. Nts., 7/1/15	932,000	968,184
Life Technologies Corp., 6% Sr. Nts., 3/1/20	915,000	938,587

		1,906,771

Pharmaceuticals—0.1%
Watson Pharmaceuticals, Inc., 6.125% Sr. Unsec. Nts., 8/15/19	530,000	558,095
Industrials—1.6%
Aerospace & Defense—0.4%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16	272,000	274,720
BAE Systems Holdings, Inc., 6.375% Nts., 6/1/19[3]	515,000	560,344
L-3 Communications Corp., 5.875% Sr. Sub. Nts., 1/15/15	560,000	572,600
Meccanica Holdings USA, Inc.:
6.25% Sr. Nts., 1/15/40[3]	155,000	152,472
7.375% Sr. Unsec. Unsub. Nts., 7/15/39[3]	760,000	836,641

		2,396,777

Commercial Services & Supplies—0.4%
Browning-Ferris Industries, Inc., 7.40% Sr. Unsec. Debs., 9/15/35	325,000	361,489
F14 | OPPENHEIMER BALANCED FUND

	Principal
	Amount	Value

Commercial Services & Supplies Continued
Corrections Corp. of America, 7.75% Sr. Nts., 6/1/17	$525,000	$551,250
R.R. Donnelley & Sons Co., 5.625% Sr. Unsec. Nts., 1/15/12	515,000	535,447
Republic Services, Inc., 6.75% Sr. Unsec. Unsub. Nts., 8/15/11	445,000	474,109

		1,922,295

Electrical Equipment—0.1%
Roper Industries, Inc., 6.25% Sr. Nts., 9/1/19	550,000	583,873
Industrial Conglomerates—0.4%
General Electric Capital Corp.:
4.25% Sr. Unsec. Nts., Series A, 6/15/12	465,000	484,950
5.50% Sr. Unsec. Nts., 1/8/20	570,000	582,644
Tyco International Ltd./Tyco International Finance SA, 6.875% Sr. Unsec. Unsub. Nts., 1/15/21	950,000	1,087,684

		2,155,278

Machinery—0.1%
SPX Corp., 7.625% Sr. Unsec. Nts., 12/15/14	585,000	614,981
Road & Rail—0.2%
CSX Corp., 7.375% Sr. Unsec. Nts., 2/1/19	785,000	916,272
Information Technology—0.3%
Communications Equipment—0.1%
Motorola, Inc., 8% Sr. Unsec. Nts., 11/1/11	490,000	529,638
Electronic Equipment & Instruments—0.1%
Agilent Technologies, Inc., 5.50% Sr. Unsec. Unsub. Nts., 9/14/15	870,000	933,503
Software—0.1%
CA, Inc., 5.375% Sr. Unsec. Unsub. Nts., 12/1/19	280,000	283,550
Materials—1.0%
Chemicals—0.3%
Ashland, Inc., 9.125% Sr. Unsec. Nts., 6/1/17[3]	495,000	555,638
Terra Capital, Inc., 7.75% Sr. Unsec. Nts., 11/1/19	710,000	860,875

		1,416,513

Containers & Packaging—0.2%
Ball Corp., 7.125% Sr. Unsec. Nts., 9/1/16	555,000	592,463
Sealed Air Corp., 7.875% Sr. Nts., 6/15/17[3]	508,000	552,121

		1,144,584

Metals & Mining—0.5%
Cliffs Natural Resources, Inc., 5.90% Sr. Unsec. Unsub. Nts., 3/15/20	385,000	395,030
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts., 4/1/17	780,000	868,913
Teck Resources Ltd., 9.75% Sr. Sec. Nts., 5/15/14	610,000	725,900
Vale Overseas Ltd., 6.875% Sr. Unsec. Nts., 11/10/39	555,000	577,837
F15 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Metals & Mining Continued
Xstrata Canada Corp.:
5.375% Sr. Unsec. Unsub. Nts., 6/1/15	$170,000	$178,460
6% Sr. Unsec. Unsub. Nts., 10/15/15	296,000	319,649

		3,065,789

Telecommunication Services—1.1%
Diversified Telecommunication Services—1.0%
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38	511,000	520,263
British Telecommunications plc, 9.625% Bonds, 12/15/30	335,000	422,911
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13	515,000	522,725
Deutsche Telekom International Finance BV, 8.50% Unsub. Nts., 6/15/10[2]	367,000	372,434
Embarq Corp., 6.738% Sr. Unsec. Nts., 6/1/13	505,000	549,805
Qwest Corp., 7.625% Sr. Unsec. Unsub. Nts., 6/15/15	517,000	567,408
Telecom Italia Capital SA, 4.875% Sr. Unsec. Unsub. Nts., 10/1/10	755,000	768,243
Telefonica Europe BV, 7.75% Unsec. Nts., 9/15/10	360,000	370,908
Telus Corp., 8% Nts., 6/1/11	406,000	437,067
Verizon Communications, Inc., 6.40% Sr. Unsec. Nts., 2/15/38	337,000	350,804
Windstream Corp., 8.625% Sr. Unsec. Unsub. Nts., 8/1/16	610,000	626,775

		5,509,343

Wireless Telecommunication Services—0.1%
American Tower Corp., 7% Sr. Unsec. Nts., 10/15/17	410,000	460,225
Rogers Wireless, Inc., 9.625% Sr. Sec. Nts., 5/1/11	204,000	221,174

		681,399

Utilities—0.8%
Electric Utilities—0.2%
Allegheny Energy Supply Co. LLC, 8.25% Bonds, 4/15/12[3]	400,000	441,380
FirstEnergy Corp., 7.375% Sr. Unsub. Nts., Series C, 11/15/31	362,000	375,652
Texas-New Mexico Power Co., 9.50% Sec. Nts., 4/1/19[3]	135,000	164,735

		981,767

Energy Traders—0.3%
Constellation Energy Group, Inc., 7.60% Unsec. Nts., 4/1/32	535,000	614,221
Energy Future Holdings Corp., 10% Sr. Sec. Nts., 1/15/20[3]	65,000	68,088
NRG Energy, Inc., 7.375% Sr. Nts., 2/1/16	515,000	512,425
Oncor Electric Delivery Co., 6.375% Sr. Sec. Nts., 1/15/15	676,000	748,606

		1,943,340
F16 | OPPENHEIMER BALANCED FUND

	Principal
	Amount	Value

Multi-Utilities—0.3%
Narragansett Electric Co., 5.638% Sr. Unsec. Nts., 3/15/40[3]	$227,000	$220,790
NiSource Finance Corp., 7.875% Sr. Unsec. Nts., 11/15/10	498,000	517,182
Sempra Energy:
6.50% Sr. Unsec. Nts., 6/1/16	220,000	246,071
9.80% Sr. Unsec. Nts., 2/15/19	445,000	579,239

		1,563,282

Total Non-Convertible Corporate Bonds and Notes (Cost $75,389,117)		79,238,198

	Shares

Investment Companies—10.1%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Shares, 0.00%[9,10]	5,842	5,842
Oppenheimer Institutional Money Market Fund, Cl. E, 0.15% [9,11]	56,885,988	56,885,988

Total Investment Companies (Cost $56,891,830)		56,891,830

Total Investments, at Value (Cost $599,351,683)	113.2%	635,381,208
Liabilities in Excess of Other Assets	(13.2)	(74,238,079)

Net Assets	100.0%	$561,143,129

Footnotes to Statement of Investments

1.	Non-income producing security.

2.	Represents the current interest rate for a variable or increasing rate security.

3.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $21,540,670 or 3.84% of the Fund’s net assets as of March 31, 2010.

4.	All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $1,224,133. See Note 5 of accompanying Notes.

5.	Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $8,531,765 or 1.52% of the Fund’s net assets as of March 31, 2010.

6.	Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $319,350 or 0.06% of the Fund’s net assets as of March 31, 2010.

7.	When-issued security or delayed delivery to be delivered and settled after March 31, 2010. See Note 1 of accompanying Notes.

8.	This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.
F17 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

9.	Rate shown is the 7-day yield as of March 31, 2010.

10.	Interest rate is less than 0.0005%.

11.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	September 30, 2009	Additions	Reductions	March 31, 2010

Oppenheimer Institutional Money Market Fund, Cl. E	81,333,349	68,086,327	92,533,688	56,885,988

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$56,885,988	$83,951
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of March 31, 2010 based on valuation input level:

			Level 3–
	Level 1–	Level 2–	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$26,845,897	$—	$—	$26,845,897
Consumer Staples	34,341,730	—	—	34,341,730
Energy	28,611,169	—	—	28,611,169
Financials	44,442,435	—	—	44,442,435
Health Care	28,012,110	—	—	28,012,110
Industrials	25,520,592	—	—	25,520,592
Information Technology	97,240,338	—	—	97,240,338
Materials	10,353,053	—	—	10,353,053
Utilities	3,006,960	—	—	3,006,960
Preferred Stocks	13,464,000	—	—	13,464,000
Asset-Backed Securities	—	26,380,904	—	26,380,904
Mortgage-Backed Obligations	—	158,130,257	—	158,130,257
U.S. Government Obligations	—	2,901,735	—	2,901,735
Non-Convertible Corporate Bonds and Notes	—	79,238,198	—	79,238,198
F18 | OPPENHEIMER BALANCED FUND

			Level 3–
	Level 1–	Level 2–	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Investment Companies	$56,891,830	$—	$—	$56,891,830
Total Investments, at Value	368,730,114	266,651,094	—	635,381,208
Other Financial Instruments:
Futures margins	119,299	—	—	119,299

Total Assets	$368,849,413	$266,651,094	$—	$635,500,507

Liabilities Table
Other Financial Instruments:
Depreciated swaps, at value	$—	$(60,839)	$—	$(60,839)
Futures margins	(33,775)	—	—	(33,775)

Total Liabilities	$(33,775)	$(60,839)	$—	$(94,614)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
Futures Contracts as of March 31, 2010 are as follows:

		Number of	Expiration		Unrealized
Contract Description	Buy/Sell	Contracts	Date	Value	Appreciation

U.S. Long Bonds	Buy	161	6/21/10	$18,696,125	$113,153
U.S. Treasury Bonds, 10 yr.	Buy	150	6/21/10	17,437,500	25,097
U.S. Treasury Nts., 2 yr.	Sell	74	6/30/10	16,054,531	27,431
U.S. Treasury Nts., 5 yr.	Sell	69	6/30/10	7,924,219	17,035

					$182,716

Credit Default Swap Contracts as of March 31, 2010 are as follows:

			Pay/
		Notional	Receive
Reference Entity/	Buy/Sell	Amount	Fixed	Termination		Unrealized
Swap Counterparty	Credit Protection	(000's)	Rate	Date	Value	Depreciation

Vale Inco Ltd.:
Morgan Stanley Capital Services, Inc.	Buy	$1,055	0.70%	3/20/17	$(10,085)	$10,085
Morgan Stanley Capital Services, Inc.	Buy	1,065	0.63	3/20/17	(5,492)	5,492

	Total	2,120			(15,577)	15,577

Vale Overseas:
Morgan Stanley Capital Services, Inc.	Sell	1,055	1.17	3/20/17	(20,319)	20,319
Morgan Stanley Capital Services, Inc.	Sell	1,065	1.10	3/20/17	(24,943)	24,943

	Total	2,120			(45,262)	45,262

		Grand Total Buys			(15,577)	15,577
		Grand Total Sells			(45,262)	45,262

		Total Credit Default Swaps			$(60,839)	$60,839

F19 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

Total Maximum
Type of Reference	Potential Payments
Asset on which	for Selling Credit		Reference
the Fund Sold	Protection	Amount	Asset Rating
Protection	(Undiscounted)	Recoverable*	Range**

Investment Grade Single Name Corporate Debt	$2,120,000	$—	BBB+

*	The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

**	The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.
The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.
Swap Summary as of March 31, 2010 is as follows:

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)		Value

Morgan Stanley Capital Services, Inc.:
	Credit Default Buy Protection	$2,120		$(15,577)
	Credit Default Sell Protection	2,120		(45,262)

			Total Swaps	$(60,839)

See accompanying Notes to Financial Statements.
F20 | OPPENHEIMER BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

March 31, 2010

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $542,465,695)	$578,495,220
Affiliated companies (cost $56,885,988)	56,885,988

635,381,208
Cash	72,000
Receivables and other assets:
Investments sold (including $20,209,197 sold on a when-issued or delayed delivery basis)	20,440,078
Interest, dividends and principal paydowns	2,189,838
Shares of beneficial interest sold	182,394
Futures margins	119,299
Other	83,220

Total assets	658,468,037

Liabilities
Depreciated swaps, at value (upfront payments $0)	60,839
Payables and other liabilities:
Investments purchased (including $94,616,078 purchased on a when-issued or delayed delivery basis)	95,742,934
Shares of beneficial interest redeemed	774,699
Distribution and service plan fees	298,840
Trustees’ compensation	191,665
Transfer and shareholder servicing agent fees	100,856
Shareholder communications	80,614
Futures margins	33,775
Other	40,686
Total liabilities	97,324,908

Net Assets	$561,143,129

Composition of Net Assets
Paid-in capital	$723,265,880
Accumulated net investment income	272,903
Accumulated net realized loss on investments and foreign currency transactions	(198,551,195)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	36,155,541

Net Assets	$561,143,129

F21 | OPPENHEIMER BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $464,845,091 and 48,964,557 shares of beneficial interest outstanding)	$9.49
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$10.07
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $33,439,294 and 3,660,706 shares of beneficial interest outstanding)	$9.13
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $53,428,580 and 5,816,746 shares of beneficial interest outstanding)	$9.19
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $9,430,164 and 1,010,850 shares of beneficial interest outstanding)	$9.33
See accompanying Notes to Financial Statements.
F22 | OPPENHEIMER BALANCED FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended March 31, 2010

Investment Income
Interest (net of foreign withholding taxes of $914)	$5,362,365
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $6,943)	2,691,649
Affiliated companies	83,951

Total investment income	8,137,965

Expenses
Management fees	1,997,007
Distribution and service plan fees:
Class A	485,897
Class B	171,453
Class C	259,027
Class N	22,697
Transfer and shareholder servicing agent fees:
Class A	502,907
Class B	92,528
Class C	92,552
Class N	22,191
Shareholder communications:
Class A	57,431
Class B	11,049
Class C	8,535
Class N	1,102
Trustees’ compensation	7,647
Custodian fees and expenses	2,739
Other	42,230

Total expenses	3,776,992
Less waivers and reimbursements of expenses	(83,089)

Net expenses	3,693,903

Net Investment Income	4,444,062
F23 | OPPENHEIMER BALANCED FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies	$21,405,235
Closing and expiration of option contracts written	222,997
Closing and expiration of futures contracts	(266,030)
Foreign currency transactions	(6,286)
Swap contracts	5,037

Net realized gain	21,360,953

Net change in unrealized appreciation/depreciation on:
Investments	7,578,960
Translation of assets and liabilities denominated in foreign currencies	(696,382)
Futures contracts	(364,623)
Option contracts written	(73,562)
Swap contracts	39,159

Net change in unrealized appreciation/depreciation	6,483,552

Net Increase in Net Assets Resulting from Operations	$32,288,567

See accompanying Notes to Financial Statements.
F24 | OPPENHEIMER BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	March 31, 2010	September 30,
	(Unaudited)	2009

Operations
Net investment income	$4,444,062	$11,215,630
Net realized gain (loss)	21,360,953	(230,800,723)
Net change in unrealized appreciation/depreciation	6,483,552	82,322,844

Net increase (decrease) in net assets resulting from operations	32,288,567	(137,262,249)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(3,678,304)	—
Class B	(127,660)	—
Class C	(212,572)	—
Class N	(59,150)	—

	(4,077,686)	—
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(19,156,663)	(64,639,696)
Class B	(4,931,556)	(9,276,870)
Class C	(909,221)	(8,021,783)
Class N	23,154	(75,560)

	(24,974,286)	(82,013,909)

Net Assets
Total increase (decrease)	3,236,595	(219,276,158)
Beginning of period	557,906,534	777,182,692

End of period (including accumulated net investment income (loss) of $272,903 and $(93,473), respectively)	$561,143,129	$557,906,534

See accompanying Notes to Financial Statements.
F25 | OPPENHEIMER BALANCED FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	March 31, 2010			Year Ended September 30,
Class A	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$9.02	$10.73	$14.32	$13.94	$14.51	$13.75

Income (loss) from investment operations:
Net investment income[1]	.08	.18	.33	.34	.30	.24
Net realized and unrealized gain (loss)	.46	(1.89)	(3.12)	1.27	.21	1.38

Total from investment operations	.54	(1.71)	(2.79)	1.61	.51	1.62

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.07)	—	(.13)	(.34)	(.29)	(.16)
Distributions from net realized gain	—	—	(.62)	(.89)	(.79)	(.70)
Tax return of capital distribution from net investment income	—	—	(.05)	—	—	—

Total dividends and/or distributions to shareholders	(.07)	—	(.80)	(1.23)	(1.08)	(.86)

Net asset value, end of period	$9.49	$9.02	$10.73	$14.32	$13.94	$14.51

Total Return, at Net Asset Value[2]	6.06%	(15.94)%	(20.49)%	11.96%	3.86%	12.13%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$464,845	$460,589	$636,927	$865,895	$810,738	$725,836

Average net assets (in thousands)	$458,563	$432,752	$783,143	$851,017	$752,163	$694,147

Ratios to average net assets:[3]
Net investment income	1.76%	2.29%	2.61%	2.38%	2.16%	1.69%
Total expenses	1.20%[4]	1.24%[4]	1.07%[4]	1.05%[4]	1.06%	1.05%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.19%	1.23%	1.06%	1.04%	1.06%	1.05%

Portfolio turnover rate[5]	31%	106%	54%	74%	84%	73%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2010	1.21%
Year Ended September 30, 2009	1.25%
Year Ended September 30, 2008	1.08%
Year Ended September 30, 2007	1.06%

5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended March 31, 2010	$523,952,737	$549,466,954
Year Ended September 30, 2009	$1,215,701,504	$1,203,002,481
Year Ended September 30, 2008	$605,485,691	$538,294,980
Year Ended September 30, 2007	$814,618,659	$879,472,606
Year Ended September 30, 2006	$1,329,963,782	$1,377,730,782
Year Ended September 30, 2005	$2,097,453,846	$2,135,377,175
See accompanying Notes to Financial Statements.
F26 | OPPENHEIMER BALANCED FUND

	Six Months
	Ended
	March 31, 2010			Year Ended September 30,
Class B	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$8.68	$10.43	$13.99	$13.64	$14.23	$13.53

Income (loss) from investment operations:
Net investment income[1]	.04	.11	.21	.20	.17	.11
Net realized and unrealized gain (loss)	.44	(1.86)	(3.04)	1.25	.20	1.36

Total from investment operations	.48	(1.75)	(2.83)	1.45	.37	1.47

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.03)	—	(.08)	(.21)	(.17)	(.07)
Distributions from net realized gain	—	—	(.62)	(.89)	(.79)	(.70)
Tax return of capital distribution from net investment income	—	—	(.03)	—	—	—

Total dividends and/or distributions to shareholders	(.03)	—	(.73)	(1.10)	(.96)	(.77)

Net asset value, end of period	$9.13	$8.68	$10.43	$13.99	$13.64	$14.23

Total Return, at Net Asset Value[2]	5.58%	(16.78)%	(21.18)%	10.99%	2.84%	11.17%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$33,439	$36,680	$56,513	$90,879	$98,021	$98,271

Average net assets (in thousands)	$34,507	$36,018	$75,349	$95,241	$95,979	$92,677

Ratios to average net assets:[3]
Net investment income	0.82%	1.38%	1.70%	1.48%	1.24%	0.76%
Total expenses	2.34%[4]	2.37%[4]	1.98%[4]	1.95%[4]	1.99%	1.98%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.13%	2.16%	1.97%	1.94%	1.99%	1.98%

Portfolio turnover rate[5]	31%	106%	54%	74%	84%	73%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2010	2.35%
Year Ended September 30, 2009	2.38%
Year Ended September 30, 2008	1.99%
Year Ended September 30, 2007	1.96%

5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 31, 2010	$523,952,737	$549,466,954
Year Ended September 30, 2009	$1,215,701,504	$1,203,002,481
Year Ended September 30, 2008	$605,485,691	$538,294,980
Year Ended September 30, 2007	$814,618,659	$879,472,606
Year Ended September 30, 2006	$1,329,963,782	$1,377,730,782
Year Ended September 30, 2005	$2,097,453,846	$2,135,377,175
See accompanying Notes to Financial Statements.
F27 | OPPENHEIMER BALANCED FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 31, 2010			Year Ended September 30,
Class C	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$8.73	$10.48	$14.06	$13.71	$14.29	$13.59

Income (loss) from investment operations:
Net investment income[1]	.04	.11	.22	.21	.18	.11
Net realized and unrealized gain (loss)	.46	(1.86)	(3.06)	1.25	.21	1.37

Total from investment operations	.50	(1.75)	(2.84)	1.46	.39	1.48

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.04)	—	(.09)	(.22)	(.18)	(.08)
Distributions from net realized gain	—	—	(.62)	(.89)	(.79)	(.70)
Tax return of capital distribution from net investment income	—	—	(.03)	—	—	—

Total dividends and/or distributions to shareholders	(.04)	—	(.74)	(1.11)	(.97)	(.78)

Net asset value, end of period	$9.19	$8.73	$10.48	$14.06	$13.71	$14.29

Total Return, at Net Asset Value[2]	5.70%	(16.70)%	(21.18)%	11.00%	2.97%	11.18%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$53,429	$51,698	$72,978	$101,645	$92,782	$87,820

Average net assets (in thousands)	$52,054	$48,837	$91,010	$97,640	$90,567	$78,091

Ratios to average net assets:[3]
Net investment income	0.85%	1.39%	1.76%	1.53%	1.30%	0.83%
Total expenses	2.13%[4]	2.18%[4]	1.92%[4]	1.90%[4]	1.93%	1.91%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.10%	2.12%	1.91%	1.89%	1.92%	1.91%

Portfolio turnover rate[5]	31%	106%	54%	74%	84%	73%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2010	2.14%
Year Ended September 30, 2009	2.19%
Year Ended September 30, 2008	1.93%
Year Ended September 30, 2007	1.91%

5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 31, 2010	$523,952,737	$549,466,954
Year Ended September 30, 2009	$1,215,701,504	$1,203,002,481
Year Ended September 30, 2008	$605,485,691	$538,294,980
Year Ended September 30, 2007	$814,618,659	$879,472,606
Year Ended September 30, 2006	$1,329,963,782	$1,377,730,782
Year Ended September 30, 2005	$2,097,453,846	$2,135,377,175
See accompanying Notes to Financial Statements.
F28 | OPPENHEIMER BALANCED FUND

	Six Months
	Ended
	March 31, 2010	Year Ended September 30,
Class N	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$8.87	$10.59	$14.17	$13.80	$14.38	$13.65

Income (loss) from investment operations:
Net investment income[1]	.06	.15	.27	.28	.24	.17
Net realized and unrealized gain (loss)	.46	(1.87)	(3.08)	1.26	.21	1.38

Total from investment operations	.52	(1.72)	(2.81)	1.54	.45	1.55

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.06)	—	(.11)	(.28)	(.24)	(.12)
Distributions from net realized gain	—	—	(.62)	(.89)	(.79)	(.70)
Tax return of capital distribution from net investment income	—	—	(.04)	—	—	—

Total dividends and/or distributions to shareholders	(.06)	—	(.77)	(1.17)	(1.03)	(.82)

Net asset value, end of period	$9.33	$8.87	$10.59	$14.17	$13.80	$14.38

Total Return, at Net Asset Value[2]	5.85%	(16.24)%	(20.86)%	11.57%	3.42%	11.66%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,430	$8,940	$10,765	$18,240	$14,933	$11,803

Average net assets (in thousands)	$9,240	$7,776	$14,522	$18,038	$13,425	$10,278

Ratios to average net assets:[3]
Net investment income	1.36%	1.91%	2.14%	1.98%	1.76%	1.24%
Total expenses	1.74%[4]	1.87%[4]	1.53%[4]	1.45%[4]	1.47%	1.50%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.59%	1.58%	1.52%	1.44%	1.47%	1.50%

Portfolio turnover rate[5]	31%	106%	54%	74%	84%	73%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2010	1.75%
Year Ended September 30, 2009	1.88%
Year Ended September 30, 2008	1.54%
Year Ended September 30, 2007	1.46%

5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended March 31, 2010	$523,952,737	$549,466,954
Year Ended September 30, 2009	$1,215,701,504	$1,203,002,481
Year Ended September 30, 2008	$605,485,691	$538,294,980
Year Ended September 30, 2007	$814,618,659	$879,472,606
Year Ended September 30, 2006	$1,329,963,782	$1,377,730,782
Year Ended September 30, 2005	$2,097,453,846	$2,135,377,175
See accompanying Notes to Financial Statements.
F29 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Balanced Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open end management investment company. The Fund’s investment objective is to seek high total investment return consistent with preservation of principal. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
F30 | OPPENHEIMER BALANCED FUND

     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
F31 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
As of March 31, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery
Basis Transactions

Purchased securities	$94,616,078
Sold securities	20,209,197
The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.
     Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.
     Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
F32 | OPPENHEIMER BALANCED FUND

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended September 30, 2009, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of September 30, 2009, the Fund had available for federal income tax purposes post-October losses of $125,688,563, post-October foreign currency losses of $54,267, straddle losses of $133,073, and unused capital loss carryforward as follows:

Expiring

2017	$91,937,272
As of March 31, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $196,452,222 expiring by 2019. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended March 31, 2010, it is estimated that the Fund will utilize $21,360,953 of capital loss carryforward to offset realized capital gains.
F33 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$600,308,287
Federal tax cost of other investments	11,972,159

Total federal tax cost	$612,280,446

Gross unrealized appreciation	$72,363,069
Gross unrealized depreciation	(37,168,271)

Net unrealized appreciation	$35,194,798

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended March 31, 2010, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$1,811
Payments Made to Retired Trustees	13,874
Accumulated Liability as of March 31, 2010	112,378
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under
F34 | OPPENHEIMER BALANCED FUND

the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F35 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2010		Year Ended September 30, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	1,994,039	$18,262,759	4,602,320	$36,630,928
Dividends and/or distributions reinvested	367,128	3,401,715	—	—
Redeemed	(4,449,645)	(40,821,137)	(12,890,252)	(101,270,624)

Net decrease	(2,088,478)	$(19,156,663)	(8,287,932)	$(64,639,696)

Class B
Sold	317,296	$2,803,850	838,271	$6,382,404
Dividends and/or distributions reinvested	13,908	123,974	—	—
Redeemed	(894,302)	(7,859,380)	(2,033,845)	(15,659,274)

Net decrease	(563,098)	$(4,931,556)	(1,195,574)	$(9,276,870)

Class C
Sold	628,669	$5,588,944	1,401,702	$10,713,601
Dividends and/or distributions reinvested	22,441	201,289	—	—
Redeemed	(753,496)	(6,699,454)	(2,443,042)	(18,735,384)

Net decrease	(102,386)	$(909,221)	(1,041,340)	$(8,021,783)

Class N
Sold	198,658	$1,789,836	558,142	$4,411,776
Dividends and/or distributions reinvested	5,988	54,548	—	—
Redeemed	(201,920)	(1,821,230)	(566,610)	(4,487,336)

Net increase (decrease)	2,726	$23,154	(8,468)	$(75,560)

The Fund may participate in the ReFlow, LLC (“ReFlow”) liquidity program which is designed to provide an alternative source of funding to meet shareholder redemptions. ReFlow provides liquidity by being prepared to purchase Fund shares at the closing net asset value equal to the amount of the net redemptions on any given day. On subsequent days, when the Fund experiences net subscriptions, ReFlow redeems its holdings at the net asset value on that day, subject to maximum holding period restrictions of 28 days, set by ReFlow. The Fund will waive its transaction fees with respect to redemptions by ReFlow. When participating in the ReFlow program, the Fund pays ReFlow a fee equal to the value of shares purchased for the period held times a rate determined by a daily auction with other participating mutual funds in the ReFlow program. ReFlow is prohibited from acquiring more than 3% of the outstanding shares of the Fund and there is no assurance that ReFlow will have sufficient funds available to meet the Fund’s liquidity needs on a particular day. Fees incurred by the Fund during the period, if any, under the ReFlow liquidity program are included in “Other Expenses” per the Statement of
F36 | OPPENHEIMER BALANCED FUND

Operations and fees payable by the Fund to ReFlow at period end, if any, are included in “Other Liabilities” per the Statement of Assets and Liabilities.
     As of March 31, 2010, ReFlow did not hold any shares of the Fund.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended March 31, 2010, were as follows:

	Purchases	Sales

Investment securities	$139,355,759	$137,810,576
U.S. government and government agency obligations	2,436,988	2,549,829
To Be Announced (TBA) mortgage-related securities	523,952,737	549,466,954
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Next $700 million	0.60
Over $1.5 billion	0.58
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2010, the Fund paid $689,415 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to
F37 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2010 were as follows:

Class B	$2,528,788
Class C	2,374,583
Class N	274,624
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

March 31, 2010	$81,906	$452	$43,315	$2,258	$5,040
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the six months ended March 31, 2010, OFS waived transfer and shareholder servicing agent fees as follows:

Class B	$33,786
Class C	6,162
Class N	6,527
F38 | OPPENHEIMER BALANCED FUND

     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended March 31, 2010, the Manager waived fees and/or reimbursed the Fund $36,614 for IMMF management fees.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
F39 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
     The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund
F40 | OPPENHEIMER BALANCED FUND

intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.
Credit Related Contingent Features. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s ISDA master agreements which govern certain positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.
As of March 31, 2010, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $60,839 for which collateral was not posted by the Fund. Securities held in collateralized accounts to cover these liabilities are noted in the Statement of Investments, if applicable. If a contingent feature would have been triggered as of March 31, 2010, the Fund could have been required to pay this amount in cash to its counterparties. If the Fund fails to perform under these contracts and agreements, the cash and/or securities posted as collateral will be made available to the counterparty. Cash posted as collateral for these contracts, if any, is reported on the Statement of Assets and Liabilities; securities posted as collateral, if any, are reported on the Statement of Investments.
Valuations of derivative instruments as of March 31, 2010 are as follows:

	Asset Derivatives			Liability Derivatives
	Statement of			Statement of
Derivatives	Assets and			Assets and
Not Accounted for as	Liabilities			Liabilities
Hedging Instruments	Location	Value		Location	Value

Credit contracts				Depreciated swaps, at value	$60,839
Interest rate contracts	Futures margins	$119,299	*	Futures margins	33,775	*

Total		$119,299			$94,614

*	Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.
F41 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or Loss Recognized on Derivatives
	Closing and
Derivatives Not	expiration of	Closing and
Accounted	option	expiration of
for as Hedging	contracts	futures	Swap
Instruments	written	contracts	contracts	Total

Credit contracts	$—	$—	$5,037	$5,037
Equity contracts	222,997	—	—	222,997
Interest rate contracts	—	(266,030)	—	(266,030)

Total	$222,997	$(266,030)	$5,037	$(37,996)

Amount of Change in Unrealized Gain or Loss Recognized on Derivatives
Derivatives Not
Accounted	Option
for as Hedging	contracts	Futures	Swap
Instruments	written	contracts	contracts	Total

Interest rate contracts	$—	$(364,623)	$—	$(364,623)
Equity contracts	(73,562)	—	—	(73,562)
Credit contracts	—	—	39,159	39,159

Total	$(73,562)	$(364,623)	$39,159	$(399,026)

Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation
F42 | OPPENHEIMER BALANCED FUND

is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.
     The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.
     Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
Option Activity
The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
     Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.
     The Fund has written covered call options on individual equity securities and, or, equity indexes to decrease exposure to equity risk. A written covered call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
     Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.
F43 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Written option activity for the six months ended March 31, 2010 was as follows:

	Call Options
	Number of	Amount of
	Contracts	Premiums

Options outstanding as of September 30, 2009	2,299	$222,997
Options closed or expired	(2,299)	(222,997)

Options outstanding as of March 31, 2010	—	$--

Swap Contracts
The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.
     Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.
     Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.
Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit
F44 | OPPENHEIMER BALANCED FUND

event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the “reference asset”).
     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and, or, indexes that are either unavailable or considered to be less attractive in the bond market.
     The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and, or, indexes.
     The Fund has also engaged in pairs trades by purchasing protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks. Pairs trades attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
6. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
F45 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
F46 | OPPENHEIMER BALANCED FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, or, if available, the fund’s summary prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, or, if available, the summary prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
15 | OPPENHEIMER BALANCED FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1)	Not applicable to semiannual reports.

	(2)	Exhibits attached hereto.

	(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Balanced Fund

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date: 05/11/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date: 05/11/2010

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date: 05/11/2010